UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.2% (0.2% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$ 1,435	5.625%, 2/01/22 – FGIC Insured	8/11 at 100.00	Caa3	$ 1,008,977
1,505	5.375%, 2/01/27 – FGIC Insured	8/11 at 100.00	Caa3	1,044,335
2,940	Total Alabama			2,053,312
	Alaska – 0.8% (0.5% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
7,500	5.000%, 6/01/32	6/14 at 100.00	Baa3	5,444,700
2,465	5.000%, 6/01/46	6/14 at 100.00	Baa3	1,635,158
9,965	Total Alaska			7,079,858
	Arizona – 2.2% (1.5% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22	7/12 at 100.00	AAA	1,046,840
	(Pre-refunded 7/01/12)
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	No Opt. Call	A+	7,576,631
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds,
	Series 2002B:
5,365	5.750%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,558,355
5,055	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,220,905
19,200	Total Arizona			19,402,731
	Arkansas – 0.5% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/13 at 100.00	N/R	3,470,351
	5/01/28 – ACA Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	986,390
	Series 2005A, 5.000%, 2/01/35
6,080	Total Arkansas			4,456,741
	California – 20.3% (13.5% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	2,866,500
	2004A, 0.000%, 10/01/25 – AMBAC Insured
15,870	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA+	9,780,681
	Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,213,360
3,175	5.375%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,329,400
3,365	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,182,180
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	4,684,050
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	6,761,790
2,380	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	2,314,550
	Institutes, Series 2001, 5.250%, 10/01/34
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	2,272,193
	2010A, 5.750%, 7/01/40
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	3,760,495
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,013,000
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	15,895,520
6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	7,663,956
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AA+	4,328,350
	2006C, 0.000%, 8/01/32 – AGM Insured
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 56.01	AA+	2,476,080
	Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	11,159,800
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,600	4.500%, 6/01/27	6/17 at 100.00	BBB–	2,178,800
1,500	5.125%, 6/01/47	6/17 at 100.00	Baa3	1,010,835
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB+	6,510,700
	Bonds, Series 2007A-2, 0.000%, 6/01/37
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C,	8/17 at 100.00	Aa1	5,126,300
	5.000%, 8/01/32 – FGIC Insured
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A:
3,390	5.000%, 7/01/38 – FGIC Insured	7/12 at 100.00	AA	3,396,678
5,500	5.125%, 7/01/40 – FGIC Insured	7/12 at 100.00	AA	5,518,590
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A,	No Opt. Call	AA	2,630,553
	5.375%, 7/01/34
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	3,594,393
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	10/11 at 100.00	N/R (4)	1,138,710
	5.125%, 12/01/23 – AMBAC Insured (ETM)
13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa1	15,246,517
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	AAA	3,015,990
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
2,525	Palmdale, California, Certificates of Participation, Park Improvement and Avenue Construction,	9/12 at 102.00	A1	2,340,221
	Series 2002, 5.000%, 9/01/32 – NPFG Insured
4,795	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	4,736,645
	5.000%, 8/01/32 – NPFG Insured
2,100	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	Baa1	2,060,709
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,224,402
	Tender Option Bond Trust 3504, 20.000%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa1	2,870,301
12,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa1	2,083,875
3,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	384,600
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aa1	1,732,883
	Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
2,965	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	2,619,281
	Bonds, Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds,	No Opt. Call	AA+	1,186,051
	Series 2001B, 0.000%, 9/01/25 – FGIC Insured
5,245	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%,	8/15 at 100.00	A+	5,308,517
	8/01/30 – NPFG Insured
10,415	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	2/12 at 103.00	AA–	11,065,000
	Refunding Bonds, Series 1997A, 7.200%, 2/01/16 – NPFG Insured
209,775	Total California			177,682,456
	Colorado – 10.2% (6.8% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA+	5,550,784
	5.000%, 12/15/24 – AGM Insured
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	2,797,020
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – SYNCORA GTY Insured
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	873,750
	Association, Series 2007, 5.250%, 5/15/42
10,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	9,733,300
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
5,860	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	Aa2 (4)	5,886,194
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
4,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	4,548,375
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
20,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	21,941,400
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
13,055	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 –	No Opt. Call	Baa1	7,136,385
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,200	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	Baa1	3,811,860
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	Baa1	7,214,530
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
5,000	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	Baa1	1,574,850
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	Baa1	3,211,230
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA+ (4)	864,815
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	5,324,400
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	3,786,075
1,905	University of Colorado Hospital Authority, Revenue Bonds, Series 1999A, 5.000%, 11/15/29 –	11/11 at 100.00	A3	1,861,318
	AMBAC Insured
3,315	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	3,441,766
	FGIC Insured
150,200	Total Colorado			89,558,052
	District of Columbia – 1.5% (1.0% of Total Investments)
4,395	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	BBB	4,401,241
	Series 2001, 6.250%, 5/15/24
4,245	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	4,188,202
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	4,581,000
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
13,640	Total District of Columbia			13,170,443
	Florida – 7.1% (4.7% of Total Investments)
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/12 at 102.00	N/R	1,491,325
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA+	1,545,309
1,805	5.800%, 1/01/36 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA+	1,805,361
5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	No Opt. Call	AA+	6,029,969
	Group, Series 2003A, 5.250%, 11/15/14
3,820	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	1/16 at 100.00	AA+	3,803,268
	7/01/37 (Alternative Minimum Tax)
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	Aa3	7,436,100
	Series 2003A, 5.250%, 10/01/17 – NPFG Insured (Alternative Minimum Tax)
930	Jacksonville, Florida, Capital Improvement Revenue Bonds, Series 1998 Refunding, Stadium	10/11 at 100.00	N/R	903,318
	Project, 4.750%, 10/01/25 – AMBAC Insured
10,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM	4/15 at 100.00	AA+	10,067,600
	Insured (UB)
10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/11 at 100.00	BB+	10,795,150
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	3,118,605
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	5,042,850
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	2,559,875
	5.000%, 10/01/27
1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue	10/19 at 100.00	A	1,672,043
	Bonds, Series 2009, 5.125%, 10/01/26
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	Baa1	1,718,580
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	Baa1	3,875,103
62,215	Total Florida			61,864,456
	Georgia – 1.4% (0.9% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A1	5,666,300
	FGIC Insured
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	2,027,820
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	1/12 at 100.00	Baa1	2,002,940
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – NPFG Insured (Alternative Minimum Tax)
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA+	2,709,350
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
11,500	Total Georgia			12,406,410
	Idaho – 0.1% (0.0% of Total Investments)
200	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%,	1/12 at 100.00	A1	204,046
	7/01/14 (Alternative Minimum Tax)
275	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	1/12 at 100.00	Aa2	289,935
	7/01/25 (Alternative Minimum Tax)
475	Total Idaho			493,981
	Illinois – 26.4% (17.5% of Total Investments)
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	6,818,700
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	6,363,600
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	20,034,189
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	19,016,880
9,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	1/12 at 100.00	A	9,244,805
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,638,060
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,541,089
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	6,455,280
15,285	0.000%, 11/01/19	No Opt. Call	AAA	11,646,864
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1	5,043,050
	Series 2003A, 5.000%, 7/01/33
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,525,740
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA+	1,967,200
	8/15/47 – AGC Insured (UB)
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	AA+	5,324,200
	Trust 1137, 9.222%, 7/01/15 (IF)
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	No Opt. Call	A+	2,980,530
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,539,825
	2011C, 5.500%, 8/15/41
1,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	1,011,470
2,250	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	2,270,475
	Centers, Series 2008A, 6.000%, 8/15/23
4,990	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	4,227,578
	Refunding Series 2007A, 5.250%, 5/01/34
4,590	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	Aa2	4,573,706
	Health System, Series 2003, 5.150%, 2/15/37
1,195	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	1,210,236
	5.750%, 7/01/29
3,610	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	3,667,941
	6.000%, 7/01/33
1,900	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/11 at 100.00	BBB+	1,903,116
	Centers, Series 1999, 5.250%, 8/15/15 (Mandatory put 4/01/08)
7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General	12/13 at 57.71	AA+	3,523,065
	Obligation Bonds, Series 2005E, 0.000%, 12/15/24 – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	4,943,150
	Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	14,496,567
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	7,048,214
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	10,842,580
23,550	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	13,490,853
13,190	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	6,544,482
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	5,636,928
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA– (4)	6,269,613
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	3,131,730
	Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA+	2,675,361
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA+	20,996,199
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,250	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	1,032,863
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	5,520,300
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
294,825	Total Illinois			231,156,439
	Indiana – 2.7% (1.8% of Total Investments)
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,636,730
	System, Series 2006, 5.250%, 8/01/36
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	A+	773,100
	Group, Series 2006B, 5.000%, 2/15/23
1,305	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	1,305,705
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
1,570	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA+	1,739,843
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	10/11 at 100.00	BBB (4)	4,336,934
	Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	2,846,160
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	1,878,200
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 (Pre-refunded	8/13 at 100.00	Aaa	3,406,961
	8/01/13) – FGIC Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+	2,424,506
	Series 2005, 4.375%, 7/15/26 – NPFG Insured
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AA+	1,871,784
	5.000%, 7/15/25 – NPFG Insured
23,245	Total Indiana			23,219,923
	Iowa – 1.9% (1.2% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,346,835
	5.500%, 7/01/21
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	BBB	3,802,400
4,465	5.500%, 6/01/42	6/15 at 100.00	BBB	3,350,223
5,400	5.625%, 6/01/46	6/15 at 100.00	BBB	4,043,736
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	3,836,340
	5.600%, 6/01/34
20,865	Total Iowa			16,379,534
	Kansas – 1.1% (0.7% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23 (UB)	3/14 at 100.00	AAA	4,096,384
3,200	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2001,	9/11 at 100.00	AA+ (4)	3,210,944
	4.000%, 9/01/21 (Pre-refunded 9/01/11) – AGM Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	2,129,084
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
10,720	Total Kansas			9,436,412
	Louisiana – 3.2% (2.1% of Total Investments)
420	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/11 at 100.00	Aaa	420,370
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 –	11/14 at 100.00	A+	4,256,760
	NPFG Insured
4,750	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	4,800,350
	2004, 5.250%, 7/01/33 – NPFG Insured
1,000	Louisiana State University and Agricultural and Mechanical College Board of Supervisors,	5/12 at 100.00	Baa1	1,008,270
	Auxiliary Revenue Bonds, University Health Sciences Center Projects, Series 2000, 6.375%,
	5/01/31 – NPFG Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
7,530	5.500%, 5/15/30	11/11 at 101.00	A	7,549,955
9,625	5.875%, 5/15/39	11/11 at 101.00	A–	9,565,325
27,325	Total Louisiana			27,601,030
	Maine – 0.8% (0.5% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	BBB–	1,049,927
	Center, Series 2011, 6.750%, 7/01/41 (WI/DD, Settling 8/11/11)
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – AGM Insured	7/13 at 100.00	AA+	5,690,054
6,730	Total Maine			6,739,981
	Maryland – 1.5% (1.0% of Total Investments)
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	No Opt. Call	BBB–	2,598,756
	Hospital, Series 2008, 6.000%, 1/01/28
7,720	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A2	7,861,276
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/20 – AMBAC Insured
	(Alternative Minimum Tax)
3,010	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	AA+ (4)	3,115,982
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)
13,280	Total Maryland			13,576,014
	Massachusetts – 4.4% (2.9% of Total Investments)
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	6,264,688
	Lien Series 2010B, 5.000%, 1/01/37
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	2/12 at 100.00	Baa1	3,885,080
5,625	5.125%, 2/01/34 – NPFG Insured	2/12 at 100.00	Baa1	5,372,044
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA+	9,288,545
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	459,360
	Series 2008E-1 &2, 5.125%, 7/01/38
1,645	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Southcoast Health	1/12 at 100.00	A2	1,536,693
	System Obligated Group, Series 1998A, 4.750%, 7/01/27 – NPFG Insured
5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/11 at 100.00	A–	5,762,522
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	Aa1 (4)	944,130
	(Pre-refunded 11/01/12)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	Aa1 (4)	1,342,260
3,745	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	Aa1 (4)	4,005,390
38,385	Total Massachusetts			38,860,712
	Michigan – 3.7% (2.5% of Total Investments)
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A,	7/15 at 100.00	A	4,669,350
	5.000%, 7/01/35 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	Aa3	2,013,140
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
1,430	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	Aa3	1,439,052
	5.000%, 10/15/24
70	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%,	10/11 at 100.00	A+ (4)	70,711
	10/15/24 (Pre-refunded 10/15/11)
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa3	1,971,125
	FGIC Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	5,005,300
	5.000%, 10/15/29 – NPFG Insured
7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	7,694,090
	System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)
3,070	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A	3,071,075
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured (Alternative
	Minimum Tax)
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,835,402
	Series 2008A, 6.875%, 6/01/42
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	2,676,850
	Beaumont Hospital Obligated Group, Series 2009W, 6.375%, 8/01/29
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,331,309
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
36,635	Total Michigan			32,777,404
	Minnesota – 2.4% (1.6% of Total Investments)
17,280	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA+	20,809,267
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
	Mississippi – 1.4% (0.9% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/11 at 100.00	BBB	9,762,675
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,543,261
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
12,225	Total Mississippi			12,305,936
	Missouri – 1.2% (0.8% of Total Investments)
2,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA+	2,022,200
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	6,597,714
	5.250%, 9/01/17 – FGIC Insured
1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,951,364
	2003, 5.250%, 5/15/18
10,195	Total Missouri			10,571,278
	Montana – 0.5% (0.4% of Total Investments)
225	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/11 at 100.00	AA+	229,181
	(Alternative Minimum Tax)
4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/11 at 100.00	A2	4,505,430
	Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)
5,020	Total Montana			4,734,611
	Nevada – 5.2% (3.5% of Total Investments)
10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AA (4)	11,408,703
	(Pre-refunded 6/15/12) – NPFG Insured
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	23,884,094
	International Airport, Series 2010A, 5.250%, 7/01/42
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
3,500	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	D	510,790
2,780	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	D	262,515
6,980	5.375%, 1/01/40 – AMBAC Insured (5)	1/12 at 100.00	N/R	1,674,991
5,000	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	4,963,150
	5.250%, 7/01/31
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634,	7/17 at 100.00	AA+	2,731,800
	18.714%, 7/01/31 – BHAC Insured (IF)
55,855	Total Nevada			45,436,043
	New Hampshire – 1.8% (1.2% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	4,852,750
	Issue, Series 2009A, 6.125%, 10/01/39
	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,
	Countryside LP, Series 1994:
3,725	6.000%, 7/01/18 (Alternative Minimum Tax)	1/12 at 100.50	Aaa	3,748,952
6,945	6.100%, 7/01/24 (Alternative Minimum Tax)	1/12 at 100.50	Aaa	6,986,323
15,670	Total New Hampshire			15,588,025
	New Jersey – 6.7% (4.5% of Total Investments)
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	1,404,255
	University Hospital, Series 2007, 5.750%, 7/01/37
2,110	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	12/11 at 100.00	Aaa	2,117,723
	6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AA+	5,223,600
	5.500%, 12/15/18 – AGM Insured
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	10,138,925
	5.500%, 6/15/23 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	3,065,900
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA+	9,561,940
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – AGM Insured (UB)	7/13 at 100.00	AA+	10,625,300
7,655	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	8,013,866
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	4,971,095
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	3,449,400
	Series 2007-1A, 4.750%, 6/01/34
92,465	Total New Jersey			58,572,004
	New York – 5.0% (3.3% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	5,608,240
	Health, Series 2004, 5.050%, 2/15/25
1,560	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	1/12 at 100.00	N/R	1,562,324
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series	2/12 at 100.00	N/R	1,500,465
	1997, 5.450%, 8/01/35 – AMBAC Insured
13,220	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA+	13,744,834
	5.500%, 11/15/26 – AGM Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA+	13,479,640
	4.500%, 11/15/32 – AGM Insured (UB)
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/13 at 100.00	AAA	2,129,600
	Series 2004B, 5.000%, 8/01/24
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/11 at 100.00	Baa1	3,000,450
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – NPFG Insured
	(Alternative Minimum Tax)
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	2,690,413
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
43,030	Total New York			43,715,966
	North Carolina – 1.7% (1.1% of Total Investments)
5,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	5,505,885
	Bonds, Series 2008A, 5.000%, 1/15/39
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	5,606,727
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,538,220
	Health System, Series 2009A, 5.000%, 6/01/42
13,900	Total North Carolina			14,650,832
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	4,226,319
	6.250%, 11/01/31
	Ohio – 6.5% (4.4% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,224,600
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,650	5.125%, 6/01/24	6/17 at 100.00	Baa3	4,632,435
5,640	5.875%, 6/01/30	6/17 at 100.00	Baa3	4,437,157
4,875	5.750%, 6/01/34	6/17 at 100.00	Baa3	3,686,621
4,045	6.000%, 6/01/42	6/17 at 100.00	Baa3	3,101,059
14,830	5.875%, 6/01/47	6/17 at 100.00	Baa3	10,977,759
5,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BB–	3,819,021
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
6,720	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – AGM Insured	10/11 at 100.00	AA+	6,633,446
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	2,469,347
	2011A, 6.000%, 11/15/41
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,680,551
	5.000%, 5/01/30
3,425	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	3,607,827
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/19 – AMBAC Insured
66,440	Total Ohio			57,269,823
	Oregon – 0.5% (0.3% of Total Investments)
4,000	Portland, Oregon, General Obligation Bonds, Series 2001A, 5.125%, 6/01/30 – NPFG Insured	6/12 at 100.00	Aa1	4,040,080
	Pennsylvania – 3.4% (2.3% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	1,275,188
	Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA+	2,058,281
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA+	1,931,344
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA+	1,827,015
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA+	1,633,312
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA+	2,098,614
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA+	1,274,868
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA+	1,334,310
1,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/12 at 100.00	CC	685,640
	Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)
100	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue	No Opt. Call	N/R	24,260
	Bonds, Northampton Generating Project, Series 1994C, 6.875%, 1/01/12 (Alternative Minimum Tax) (5)
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	3,972,450
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	11,835,187
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
41,725	Total Pennsylvania			29,950,469
	Puerto Rico – 3.1% (2.1% of Total Investments)
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	9,052,575
	2010A, 0.000%, 8/01/33
8,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	8,484,154
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	2,337,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	3,590,536
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds	8/17 at 100.00	Aa2	3,787,500
	Trust 3101, 18.876%, 8/01/57 (IF)
114,835	Total Puerto Rico			27,252,515
	Rhode Island – 0.7% (0.5% of Total Investments)
2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%,	7/12 at 100.00	A+	2,056,620
	7/15/23 – NPFG Insured
	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve
	Regina University, Series 2002:
1,260	5.250%, 3/15/17 – RAAI Insured	3/12 at 101.00	N/R	1,281,508
1,080	5.250%, 3/15/18 – RAAI Insured	3/12 at 101.00	N/R	1,096,945
1,735	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,737,481
	Series 2002A, 6.125%, 6/01/32
6,075	Total Rhode Island			6,172,554
	South Carolina – 1.8% (1.2% of Total Investments)
2,725	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	Baa1	2,817,868
	Series 2004A, 5.250%, 2/15/25 – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	8,631,261
14,700	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	4,395,300
44,380	Total South Carolina			15,844,429
	Tennessee – 1.1% (0.7% of Total Investments)
2,860	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	Baa1 (4)	2,869,838
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,616,560
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
8,860	Total Tennessee			9,486,398
	Texas – 6.9% (4.6% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	A1	4,961,850
	5.000%, 5/01/35 – NPFG Insured
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa2	2,535,825
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	993,110
	6.000%, 1/01/41
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB	3,477,480
13,000	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	10,873,590
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	No Opt. Call	AAA	3,121,800
	Schoolhouse Series 2005C, 5.000%, 2/15/30
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32 –	9/13 at 100.00	AA+	3,557,050
	NPFG Insured
1,805	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	Baa1	1,503,854
	2001B, 5.250%, 11/15/40 – NPFG Insured
4,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+	4,150,400
	5.000%, 2/15/27 – AMBAC Insured (UB)
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	2,942,771
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	1,655,248
	5.500%, 7/01/39
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 23.67	AAA	6,790,297
	Bonds, Series 2006, 0.000%, 8/15/40
19,300	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	AAA	3,370,552
	Bonds, Series 2008, 0.000%, 8/15/41
3,480	Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 (Pre-refunded	3/12 at 100.00	AA– (4)	3,578,554
	3/01/12) – FGIC Insured
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,906,271
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
4,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	4,199,560
	1999, 5.000%, 3/01/22 – AGM Insured
106,815	Total Texas			60,618,212
	Utah – 1.1% (0.7% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,009,780
1,335	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/12 at 100.00	AA–	1,377,733
	(Alternative Minimum Tax)
335	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	1/12 at 100.00	AA–	341,489
	(Alternative Minimum Tax)
465	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	1/12 at 100.00	AA	465,339
	1/01/27 (Alternative Minimum Tax)
425	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	1/12 at 100.00	AA–	433,113
	1/01/15 (Alternative Minimum Tax)
615	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	1/12 at 100.00	AA	615,252
	(Alternative Minimum Tax)
445	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/12 at 100.00	Aaa	459,819
	(Alternative Minimum Tax)
3,000	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	N/R (4)	3,176,370
	10/01/28 (Pre-refunded 10/01/12) – AMBAC Insured
9,620	Total Utah			9,878,895
	Virgin Islands – 0.8% (0.5% of Total Investments)
4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	4,400,657
	10/01/33 – RAAI Insured
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	2,390,675
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
7,200	Total Virgin Islands			6,791,332
	Virginia – 2.2% (1.4% of Total Investments)
18,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	10,947,780
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
10,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA+	7,992,495
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
28,500	Total Virginia			18,940,275
	Washington – 3.6% (2.4% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	5,922,229
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,
	Series 2004:
465	5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A1	481,954
3,100	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A1	3,150,809
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	AA	5,440,300
	2003A, 5.500%, 7/01/16 (UB)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,055,660
	Research Center, Series 2009A, 6.000%, 1/01/33
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	9,429,300
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)
5,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Kline Galland	1/12 at 100.00	N/R	5,000,350
	Center, Series 1999, 6.000%, 7/01/29 – RAAI Insured
37,800	Total Washington			31,480,602
	West Virginia – 0.6% (0.4% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,030,850
	Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/11)
	Wisconsin – 1.9% (1.3% of Total Investments)
11,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/11 at 100.00	BBB+	11,623,132
	Series 1999, 6.250%, 2/15/29 – RAAI Insured
5,170	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	5,070,994
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax) (UB)
16,790	Total Wisconsin			16,694,126
$ 1,725,590	Total Investments (cost $1,290,381,216) – 150.6%			1,317,976,730
	Floating Rate Obligations – (4.7)%			(40,715,000)
	Variable MuniFund Term Preferred Shares, at Liquidation Value – (48.2)% (6)			(421,700,000)
	Other Assets Less Liabilities – 2.3%			19,301,869
	Net Assets Applicable to Common Shares – 100%			$ 874,863,599

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,317,976,730	$ —	$1,317,976,730

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $1,254,863,825.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 66,373,990
Depreciation	(43,970,870)
Net unrealized appreciation (depreciation) of investments	$ 22,403,120

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Variable MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011